UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2671

DWS Municipal Trust (formerly Scudder Municipal Trust)

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 02/28/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of February 28, 2006 (Unaudited)

DWS High Yield Tax-Free Fund

(formerly Scudder High Yield Tax-Free Fund)

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 92.3%
Alabama 0.8%
Camden, AL, Industrial Development Board Revenue, Weyerhaeuser, Series A, 6.125%, 12/1/2024	1,000,000	1,109,280
Huntsville, AL, Hospital & Healthcare Revenue, Health Care Authority, Series A, 5.75%, 6/1/2031	3,700,000	3,919,336
Sylacauga, AL, Health Care Authority Revenue, Coosa Valley Medical Center, Series A, 6.0%, 8/1/2035	2,000,000	2,060,820

		7,089,436
Alaska 0.3%
Anchorage, AK, State General Obligation, 5.5%, 7/1/2018 (a)	2,680,000	2,933,689
Arizona 0.5%
Arizona, Water & Sewer Revenue, Water Infrastructure Finance Authority, Series A, Prerefunded, 5.375%, 10/1/2013	3,625,000	3,952,918
California 18.2%
California, Electric Revenue, Department of Water Resources and Power Supply, Series A, 5.875%, 5/1/2016	4,500,000	5,109,390
California, Housing Finance Agency Revenue, Multi-Family Housing, Series C, AMT, 3.23% *, 2/1/2037	2,600,000	2,600,000
California, Multi-Family Housing Revenue, Communities Development Authority Revenue, East Valley Tourist, Series A, 9.25%, 10/1/2020	4,000,000	4,419,280
California, Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2020	4,000,000	4,449,400
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series B, 5.625%, 6/1/2038	15,110,000	16,882,554
Series 2003-A-1, 6.75%, 6/1/2039	17,750,000	20,016,675
California, State General Obligation:
5.0%, 2/1/2020	11,105,000	11,755,864
5.25%, 2/1/2019	8,000,000	8,666,080
California, State Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.5%, 6/1/2019	3,825,000	4,235,116
Fontana, CA, Public Financing Authority, Tax Allocation Revenue, North Fontana Redevelopment, Series A, 5.0%, 10/1/2025 (a)	6,170,000	6,543,655
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
Prerefunded, Series A, 7.1%, 1/1/2011	4,415,000	5,090,672
Prerefunded, Series A, 7.15%, 1/1/2014	2,875,000	3,320,136
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease, Series C, AMT, 7.5%, 12/1/2024	6,035,000	6,261,071
Los Angeles, CA, Community Redevelopment Agency, Financing Authority Revenue, Bunker Hill Project, Series A, 5.0%, 12/1/2027 (a)	5,500,000	5,792,545
Los Angeles, CA, Unified School District:
Series E, 5.0%, 7/1/2019 (a)	6,830,000	7,388,148
Series E, 5.0%, 7/1/2020 (a)	7,410,000	7,991,463
Millbrae, CA, Senior Care Revenue, Magnolia of Millbrae Project, AMT, Series A, 7.375%, 9/1/2027	940,000	981,680
Sacramento, CA, Project Revenue, City Financing Authority, Convention Center Hotel, Series A, 6.25%, 1/1/2030	4,000,000	4,167,440

San Diego County, CA, Certificates of Participation, Edgemoor Project & Regional System, 5.0%, 2/1/2026 (a)	1,000,000	1,054,050
San Francisco, CA, City & County Redevelopment Agency, Multi-Family Housing Revenue, Derek Silva Community, Series D, AMT, 3.21% *, 12/1/2019, Citibank NA (b)	80,000	80,000
San Joaquin Hills, CA, Transportation Corridor Agency:
Prerefunded, 7.6%, 1/1/2011	5,000,000	5,474,450
Prerefunded, 7.65%, 1/1/2012	15,000,000	16,436,700
Prerefunded, 7.65%, 1/1/2013	4,000,000	4,383,120
Southern California, Metropolitan Water District, Waterworks Revenue:
Series B-1, 2.9% *, 7/1/2035	100,000	100,000
Series C-2, 3.12% *, 7/1/2030	345,000	345,000

		153,544,489
Colorado 3.1%
Colorado, Hospital & Healthcare Revenue, Health Facilities Authority, Hospital-Portercare Adventist Health, 6.625%, 11/15/2026	2,000,000	2,316,000
Colorado, Transportation/Tolls Revenue, Northwest Parkway Public Highway Authority, Series D, 7.125%, 6/15/2041	8,000,000	7,620,880
Denver, CO, Airport Revenue, AMT, Series D, 7.75%, 11/15/2013	9,775,000	11,203,518
Denver, CO, Sales & Special Tax Revenue, Urban Renewal Authority, AMT, 7.75%, 9/1/2016	2,300,000	2,382,386
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,653,944

		26,176,728
Connecticut 1.7%
Mashantucket, CT, Project Revenue, Western Pequot Tribe:
Series B, 144A, Zero Coupon, 9/1/2010	2,000,000	1,628,740
Series B, 144A, Zero Coupon, 9/1/2011	2,000,000	1,542,380
Series B, 144A, Zero Coupon, 9/1/2012	2,000,000	1,461,620
Series B, 144A, Zero Coupon, 9/1/2013	2,000,000	1,375,020
Series B, 144A, Zero Coupon, 9/1/2014	2,000,000	1,302,660
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Western Pequot Tribe:
Series B, 144A, 5.7%, 9/1/2012	1,000,000	1,046,350
Series A, Prerefunded, 144A, 6.4%, 9/1/2011	1,490,000	1,570,430
Series A, 144A, 6.4%, 9/1/2011	1,510,000	1,558,215
Mohegan Tribe, CT, Gaming Authority, Priority Distribution, 144A, 5.25%, 1/1/2033	3,000,000	3,035,340

		14,520,755
Delaware 0.4%
Delaware, Industrial Development Revenue, 6.375%, 5/1/2027	2,000,000	2,122,460
Sussex County, DE, First Mortgage Revenue, Cadbury Lewes, Series A, 6.0%, 1/1/2035	1,000,000	1,005,810

		3,128,270
Florida 2.5%
Bayside, FL, Sales & Special Tax Revenue, Community Development District, Series A, 6.3%, 5/1/2018	455,000	468,796
Highlands County, FL, Health Facilities Authority Revenue, Adventist Sunbelt, Series A, 6.0%, 11/15/2031	1,000,000	1,079,630
Highlands County, FL, Hospital & Healthcare Revenue, Health Facilities Authority, Adventist Hospital, Series D, 5.875%, 11/15/2029	4,000,000	4,342,600
Hillsborough County, FL, Hospital & Healthcare Revenue, Industrial Development Authority, University Community Hospital Project, Series A, 5.625%, 8/15/2019	3,425,000	3,549,088
Hillsborough County, FL, Industrial Development Revenue, University Community Hospital Project, Series A, 5.625%, 8/15/2023	3,320,000	3,426,804
Miami Beach, FL, Health Facilities Authority Hospital Revenue, Mount Sinai Medical Center, 144A, 6.75%, 11/15/2029	6,400,000	7,175,488
Orlando, FL, Greater Aviation Authority, Airport Facilities Revenue, Jet Blue Airways Corp., AMT, 6.5%, 11/15/2036	1,000,000	1,004,320

Palm Beach County, FL, Health Facilities Authority Revenue, Bethesda Healthcare System Project, 2.96% *, 12/1/2031, SunTrust Bank (b)	100,000	100,000

		21,146,726
Georgia 1.3%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029	3,000,000	3,025,530
Athens-Clarke County, GA, Senior Care Revenue, Wesley Woods, 6.35%, 10/1/2017	1,310,000	1,180,507
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., 2.96% *, 1/1/2022 (a)	1,100,000	1,100,000
Coweta County, GA, Senior Care Revenue, Residential Care Facilities for the Elderly Authority, Wesley Woods, Series A, 8.25%, 10/1/2026	1,000,000	1,045,360
Georgia, Municipal Electric Authority, Power Revenue:
Series Z, Prerefunded, 5.5%, 1/1/2012	80,000	86,006
Series 2005-Z, 5.5%, 1/1/2012	1,295,000	1,389,634
Rockdale County, GA, Resource Recovery Revenue, Development Authority, Visy Paper, Inc. Project, AMT, 7.4%, 1/1/2016	3,415,000	3,428,660

		11,255,697
Guam 0.2%
Government of Guam, Waterworks Authority, Water & Wastewater System Revenue, 5.5%, 7/1/2016	1,300,000	1,381,354
Illinois 2.2%
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2029 (a)	1,000,000	1,074,660
Hoffman Estates, IL, Sales & Special Tax Revenue, Tax Increment Revenue, Zero Coupon, 5/15/2006	4,000,000	3,962,480
Illinois, Finance Authority Revenue, Clare at Water Tower Project, Series A, 6.125%, 5/15/2038	3,000,000	3,045,630
Illinois, Finance Authority Revenue, Landing At Plymouth Place Project, Series A, 6.0%, 5/15/2037	1,000,000	1,008,860
Illinois, Health Facilities Authority Revenue, Benedict State, Series 2003A-1, 6.9%, 11/15/2033	3,000,000	3,270,690
Kane County, IL, School District General Obligation, School District No. 129 Aurora West Side, Series A, 5.75%, 2/1/2018 (a)	4,370,000	4,867,656
Winnebago County, IL, School District General Obligation, School District No. 122, Series 3, 6.45%, 6/1/2008 (a)	1,500,000	1,593,105

		18,823,081
Indiana 0.8%
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	1,000,000	1,001,800
Indiana, Senior Care Revenue, Health Facilities Finance Authority, Franciscan Eldercare Community Services, 5.875%, 5/15/2029	2,300,000	2,334,063
North Manchester, IN, Senior Care Revenue, 7.25%, 7/1/2033	3,000,000	3,137,880

		6,473,743
Iowa 0.4%
Wapello County, IA, Hospital & Healthcare Revenue, Ottumwa Regional Health Center Project, 6.375%, 10/1/2031	3,000,000	3,205,620
Kansas 2.5%
Lenexa, KS, Hospital & Healthcare Revenue, Series C, 6.875%, 5/15/2032	1,750,000	1,897,105
Manhattan, KS, Senior Care Revenue, Meadowlark Hills Retirement, Series A, 6.5%, 5/15/2028	1,000,000	1,037,390
Overland Park, KS, Industrial Development Revenue, Series A, 7.375%, 1/1/2032	8,000,000	8,679,360
Wichita, KS, Hospital & Healthcare Revenue:
Series 3, 5.5%, 11/15/2025	1,300,000	1,377,207
Series 3, 5.625%, 11/15/2031	3,750,000	3,982,462
Wyandotte County, KS, Unified Government Special Obligation Revenue, Sales Tax, Series B, 5.0%, 12/1/2020	3,600,000	3,730,572

		20,704,096
Kentucky 1.1%

Kentucky, Hospital & Healthcare Revenue, Economic Development Finance Authority, Norton Healthcare, Inc., Series A, 6.625%, 10/1/2028	5,500,000	6,010,180
Kentucky, Transportation/Tolls Revenue, State Turnpike Authority, Revitalization Project, Series A, 5.5%, 7/1/2014 (a)	3,210,000	3,600,464

		9,610,644
Maryland 2.3%
Anne Arundel County, MD, General Obligation, National Business Park Project, Prerefunded, 144A, 7.375%, 7/1/2028	1,994,000	2,327,197
Maryland, Higher Education Revenue, Collegiate Housing Foundation, Series A, 5.75%, 6/1/2031	1,000,000	1,038,660
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, 6.75%, 7/1/2030	2,500,000	2,844,375
Maryland, Project Revenue, Economic Development Corp., Chesapeake Bay, Series B, 7.625%, 12/1/2022	12,000,000	12,896,640

		19,106,872
Massachusetts 4.9%
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT:
6.5%, 9/1/2035	4,000,000	4,115,920
8.0%, 9/1/2035	1,000,000	1,002,490
Massachusetts, Health & Educational Facilities Authority Revenue, Caritas Christi Obligation, Series B, 6.25%, 7/1/2022	1,750,000	1,901,638
Massachusetts, Health & Educational Facilities Authority Revenue, Milford-Whitinsville Hospital, Series D, 6.5%, 7/15/2023	2,685,000	2,936,719
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, 9.0%, 12/15/2015	3,900,000	4,739,007
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Partners Healthcare System, Series B, 5.125%, 7/1/2019	1,185,000	1,230,966
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, South Shore Hospital:
Series F, 5.625%, 7/1/2019	1,000,000	1,060,830
Series F, 5.75%, 7/1/2029	4,000,000	4,256,240
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,915,000	4,020,000
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, 9.15%, 12/15/2023	2,000,000	2,422,480
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	7,450,000	8,193,212
Massachusetts, State General Obligation, Series C, 5.0%, 9/1/2018	5,000,000	5,402,500
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series G, 3.17% *, 7/1/2026, Bank of America NA (b)	500,000	500,000

		41,782,002
Michigan 2.8%
Delta County, MI, Pollution Control Revenue, Economic Development Corp., Series A, 6.25%, 4/15/2027	5,000,000	5,708,950
Detroit, MI, Sales & Special Tax Revenue, Downtown Development Authority:
Zero Coupon, 7/1/2011	3,150,000	2,501,793
Zero Coupon, 7/1/2012	3,150,000	2,372,517
Detroit, MI, School District General Obligation:
Series A, 5.5%, 5/1/2016 (a)	1,500,000	1,653,150
Series A, 5.5%, 5/1/2018 (a)	1,565,000	1,724,786
Series A, 5.5%, 5/1/2019 (a)	1,200,000	1,322,520
Kalamazoo, MI, Industrial Development Revenue, Economic Development Corp., Series A, 7.5%, 5/15/2029	2,000,000	2,187,180
Kentwood, MI, Industrial Development Revenue, Economic Development, Series A, 6.0%, 11/15/2032	1,750,000	1,809,990
Michigan, Senior Care Revenue, Strategic Fund Limited, 5.75%, 11/15/2018	1,500,000	1,586,400
Michigan, State Hospital Finance Authority Revenue, Crittenton Hospital Medical Center, Series B, 3.0% *, 3/1/2014, Comerica Bank (b)	595,000	595,000

Saginaw, MI, Hospital & Healthcare Revenue, Hospital Finance Authority, Covenant Medical Center, Series F, 6.5%, 7/1/2030	2,000,000	2,176,220

		23,638,506
Minnesota 0.3%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Benedictine Health Systems, St. Mary:
5.375%, 2/15/2022	1,000,000	1,060,410
5.5%, 2/15/2023	1,000,000	1,065,950

		2,126,360
Mississippi 0.2%
Mississippi, Sales & Special Tax Revenue, Development Bank, Diamond Lakes Utilities, Series A, 6.25%, 12/1/2017	1,300,000	1,314,638
Missouri 2.4%
Florissant, MO, Industrial Development Revenue, Desmet Acquisition, Series A, 8.5%, 8/15/2030	6,690,000	7,336,990
Florissant, MO, Industrial Development Revenue, St. Catherine Acquisition, Series B, 9.0%, 8/15/2030	3,150,000	3,450,667
Kansas City, MO, Industrial Development Authority, Health Facilities Revenue, First Mortgage, Bishop Spencer, Series A, 6.5%, 1/1/2035	1,000,000	1,052,740
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Washington University, Series A, 5.5%, 6/15/2016	7,600,000	8,660,732

		20,501,129
Nevada 1.4%
Clark County, NV, County General Obligation, 5.5%, 6/1/2015 (a)	5,000,000	5,439,650
Las Vegas, NV, Transportation/Tolls Revenue, Las Vegas Monorail Project, 7.375%, 1/1/2030	6,000,000	6,313,020

		11,752,670
New Hampshire 1.2%
New Hampshire, Higher Education Revenue, Health & Educational Facilities Authority, New Hampshire College Issue, 7.4%, 1/1/2023	2,000,000	2,342,380
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, New Hampshire Catholic Charities, 5.8%, 8/1/2022	2,760,000	2,809,928
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, Rivermead at Peterborough:
5.5%, 7/1/2013	1,885,000	1,926,772
5.625%, 7/1/2018	1,615,000	1,653,211
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, Riverwoods at Exeter:
Series A, 6.375%, 3/1/2013	640,000	653,024
Series A, 6.5%, 3/1/2023	1,000,000	1,014,390

		10,399,705
New Jersey 1.9%
Middlesex County, NJ, Pollution Control Authority Revenue, Pollution Control Amerada, 6.05%, 9/15/2034	1,000,000	1,076,600
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	1,165,000	1,239,513
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022 (a)	1,430,000	1,524,752
Series A, 5.0%, 7/1/2023 (a)	1,770,000	1,882,129
New Jersey, Economic Development Authority Revenue, United Methodist Homes, Series A-2, 6.625%, 7/1/2033	2,500,000	2,771,900
New Jersey, Health Care Facilities, Financing Authority Revenue, Series A-3, 3.14% *, 7/1/2035, Fleet National Bank (b)	400,000	400,000
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,425,000	1,457,804

New Jersey, Tobacco Settlement Filing Corp., 6.25%, 6/1/2043	5,500,000	5,988,675

		16,341,373
New York 7.9%
Brookhaven, NY, Hospital & Healthcare Revenue, Industrial Development Authority, Memorial Hospital Medical Center, Series A, 8.25%, 11/15/2030	3,000,000	3,284,910
New York, State Agency General Obligation Lease, Metropolitan Transportation Authority, Series O, ETM, 5.75%, 7/1/2013	2,750,000	3,006,025
New York, State Dormitory Authority Revenue, Mental Health Services Facilities, Series D, 5.0%, 2/15/2024 (a)	3,640,000	3,865,389
New York, State Dormitory Authority, Personal Income Tax Revenue, Series F, 5.0%, 3/15/2017 (a)	1,670,000	1,806,623
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.5%, 6/1/2019	2,750,000	3,017,437
New York, State Housing Finance Agency Revenue, Series A, AMT, 3.21% *, 5/1/2029	300,000	300,000
New York, State Thruway Authority, Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2019 (a)	2,485,000	2,688,472
New York, Transportation/Tolls Revenue, Transportation Authority, Series A, 5.75%, 7/1/2018	7,000,000	8,113,210
New York City, NY, Housing Development Corp. Revenue, Capital Funding Project, NYC Housing Authority Project, Series A, 5.0%, 7/1/2018 (a)	12,500,000	13,440,500
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	8,000,000	8,416,080
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport:
AMT, 7.75%, 8/1/2031	5,000,000	5,406,300
AMT, 8.0%, 8/1/2028	3,000,000	3,299,340
New York, NY, General Obligation:
Series A, Prerefunded, 7.0%, 8/1/2007	200,000	206,048
Series A, 7.0%, 8/1/2007	4,800,000	4,939,776
New York, NY, Hospital & Healthcare Revenue, Industrial Development Agency, British Airways PLC Project, AMT, 7.625%, 12/1/2032	1,500,000	1,636,245
New York, NY, Transitional Finance Authority, Series B, Prerefunded, 5.5%, 2/1/2016	2,000,000	2,187,632
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	1,271,825

		66,885,812
North Carolina 0.6%
North Carolina, Electric Revenue, Municipal Power Agency:
Series F, 5.5%, 1/1/2016	1,000,000	1,080,560
Series F, 5.5%, 1/1/2017	1,495,000	1,610,818
Series B, 6.375%, 1/1/2013	2,075,000	2,265,402

		4,956,780
North Dakota 0.5%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru Health Care System, 7.125%, 8/15/2024	3,750,000	4,194,263
Ohio 1.3%
Franklin County, OH, Hospital & Healthcare Revenue, Health Care Facilities, Ohio Presbyterian Retirement Service, Series A, 7.125%, 7/1/2029	1,000,000	1,113,590
Ohio, Industrial Development Revenue, Building Authority, Adult Correction Facilities, Series A, 5.5%, 10/1/2013 (a)	5,860,000	6,399,647
Ohio, Transportation/Tolls Revenue, Turnpike Authority, Series B, 5.5%, 2/15/2013 (a)	3,000,000	3,326,460

		10,839,697
Pennsylvania 6.0%
Allegheny County, PA, Hospital & Healthcare Revenue, Hospital Development Authority, West Pennsylvania Allegheny Health Services:
9.25%, 11/15/2022	2,000,000	2,391,020
Series B, 9.25%, 11/15/2030	4,630,000	5,513,589
Allegheny County, PA, Redevelopment Authority Revenue, Pittsburgh Mills Project, 5.6%, 7/1/2023	1,000,000	1,054,950

Bucks County, PA, Industrial Development Authority, Retirement Community Revenue, Ann's Choice, Inc. Facility, Series A, 6.25%, 1/1/2035	2,250,000	2,334,375
Chester County, PA, Senior Care Revenue, Health & Education Facilities Authority, Jenners Pond, Inc. Project, 7.625%, 7/1/2034	1,750,000	1,994,615
Delaware County, PA, Project Revenue, Authority First Management, White Horse Village Project, Series A, 7.625%, 7/1/2030	1,000,000	1,076,850
Delaware County, PA, Senior Care Revenue, Authority First Management, White Horse Village Project:
Series A, 6.7%, 7/1/2007	1,000,000	1,022,060
Series A, 7.5%, 7/1/2018	2,000,000	2,051,540
Delaware Valley, PA, County General Obligation, Regional Financial Authority, 5.75%, 7/1/2017	6,250,000	7,113,562
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	2,400,000	2,525,496
Montgomery County, PA, Senior Care Revenue, Higher Education & Health Authority, Philadelphia Geriatric Center, Series A, 7.25%, 12/1/2027	3,125,000	3,542,438
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	5,095,000	5,576,172
Pennsylvania, Sales & Special Tax Revenue, Economic Development Financing Authority, Amtrak Project, AMT, Series A, 6.125%, 11/1/2021	700,000	749,966
Pennsylvania, State General Obligation, 5.0%, 1/1/2017	4,000,000	4,358,280
Philadelphia, PA, Industrial Development Authority Revenue, Doubletree Commercial Development, Series A, Prerefunded, 6.5%, 10/1/2027	4,500,000	4,681,665
Westmoreland County, PA, Industrial Development Authority Revenue, Redstone Retirement Community, Series A, 5.875%, 1/1/2032	1,000,000	1,026,590
Westmoreland County, PA, Senior Care Revenue, Industrial Development Authority, Health Care Facilities-Redstone, Series B, 8.125%, 11/15/2030	3,000,000	3,553,170

		50,566,338
Rhode Island 0.2%
Rhode Island, Special Assessment Revenue, Series A, 6.125%, 6/1/2032	1,750,000	1,852,113
South Carolina 3.2%
Berkeley County, SC, General Obligation, School District, 5.5%, 1/15/2017 (a)	8,970,000	9,823,765
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,570,725
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development Authority, Bon Secours Health Systems, Inc., Series A, 5.625%, 11/15/2030	5,000,000	5,297,200
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development Authority, Palmetto Health Alliance, Series A, Prerefunded, 7.375%, 12/15/2021	3,500,000	4,133,885
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health:
Series C, Prerefunded, 7.0%, 8/1/2030	4,820,000	5,772,287
Series C, 7.0%, 8/1/2030	600,000	700,980

		27,298,842
Tennessee 1.8%
Elizabethton, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board, Series B, 8.0%, 7/1/2033	3,000,000	3,577,650
Johnson City, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board Hospital, Series A, 7.5%, 7/1/2033	5,000,000	5,885,000
Shelby County, TN, Health Educational & Housing Facility Board, Hospital Revenue, Methodist Health Care:
ETM, 6.5%, 9/1/2026	1,870,000	2,177,204
Prerefunded, 6.5%, 9/1/2026	3,130,000	3,644,196

		15,284,050
Texas 9.4%
Abilene, TX, Hospital & Healthcare Revenue, Health Facilities, Sears Methodist Retirement Facilities, Series A, 7.0%, 11/15/2033	3,500,000	3,809,925

Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025	2,500,000	2,541,825
Austin, TX, Project Revenue, Bergstrom Landhost Enterprises, Inc. Airport Hotel Project, Series A, 6.75%, 4/1/2027	4,985,000	2,996,832
Fort Bend, TX, General Obligation, Independent School District, Series A, 5.25%, 8/15/2025	4,445,000	4,805,756
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Herman Healthcare Systems, Series A, 5.125%, 12/1/2023	1,175,000	1,221,977
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Memorial Hermann Healthcare Systems, Series A, 6.375%, 6/1/2029	4,460,000	5,061,386
Hidalgo County, TX, Hospital & Healthcare Revenue, Health Services Mission Hospital, 6.875%, 8/15/2026	5,000,000	5,288,850
Hidalgo County, TX, Hospital & Healthcare Revenue, Mission Hospital, Inc. Project, 6.75%, 8/15/2016	3,500,000	3,705,520
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., AMT, Series E, 6.75%, 7/1/2029	10,100,000	10,197,061
Jefferson County, TX, County General Obligation:
5.75%, 8/1/2015 (a)	3,075,000	3,431,885
5.75%, 8/1/2017 (a)	1,185,000	1,314,532
Lubbock, TX, Health Facilities Development Corp. Revenue, First Mortgage Carillon Project, Series A:
6.5%, 7/1/2019	2,660,000	2,884,398
6.5%, 7/1/2026	2,000,000	1,984,180
Plano, TX, Independent School District:
5.375%, 2/15/2016	1,700,000	1,834,334
Prerefunded, 5.375%, 2/15/2016	3,300,000	3,567,168
San Antonio, TX, Gas & Electric System, 5.375%, 2/1/2020	2,500,000	2,719,775
Tarrant County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., 6.7%, 11/15/2030	2,500,000	2,843,725
Texas, Industrial Development Revenue, Waste Disposal Authority, AMT, Series A, 6.1%, 8/1/2024	5,000,000	5,320,000
Texas, Water & Sewer Revenue, Waste Disposal Authority, AMT, 6.65%, 4/1/2032	2,000,000	2,164,600
Tom Green County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Shannon Health System Project, 6.75%, 5/15/2021	1,000,000	1,099,880
Travis County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Ascension Health, Series A, Prerefunded, 6.25%, 11/15/2015 (a)	10,000,000	11,011,500

		79,805,109
Utah 0.3%
Murray City, UT, Hospital Revenue, IHC Health Services, Inc., Series D, 3.02% *, 5/15/2036	400,000	400,000
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., 6.15%, 2/15/2012	2,000,000	2,236,000

		2,636,000
Vermont 0.1%
Vermont, Multi-Family Housing Revenue, Housing Finance Agency, Northgate Project, AMT, 144A, 8.25%, 6/15/2020 (c)	860,000	860,877
Virginia 0.9%
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Authority, Greenspring Retirement Community, Series A, 7.25%, 10/1/2019	3,000,000	3,270,510
Virginia, Senior Care Revenue, 7.375%, 12/1/2032	3,500,000	3,907,400

		7,177,910
Washington 3.9%
Port Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2014 (a)	4,885,000	5,501,096
Tacoma, WA, Electric Revenue, Series A, 5.75%, 1/1/2016 (a)	5,000,000	5,528,450
Washington, Electric Revenue, Energy Northeast Electric, Series A, 5.75%, 7/1/2018 (a)	3,500,000	3,882,270
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 2, Series A, 6.3%, 7/1/2012	10,000,000	11,421,900
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 3, Series B, 7.125%, 7/1/2016	2,500,000	3,132,050

Whatcom County, WA, General Obligation, Washington School District No. 503, 5.5%, 12/1/2014 (a)	3,375,000	3,692,588

		33,158,354
West Virginia 0.7%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, 6.75%, 9/1/2030	980,000	1,072,679
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	4,020,000	4,580,106

		5,652,785
Wisconsin 2.1%
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	5,000,000	5,717,150
Wisconsin, State General Obligation, Series 1, 5.5%, 5/1/2014 (a)	8,410,000	9,413,649
Wisconsin, State Health & Educational Facilities Authority Revenue, Beaver Dam Community Hospitals, Inc., Series A, 6.75%, 8/15/2034	2,500,000	2,719,725

		17,850,524

Total Municipal Bonds and Notes (Cost $719,415,994)		779,929,955
Municipal Inverse Floating Rate Notes 6.5%
California 0.7%
California, Electric Revenue, Department Water Supply, Series 309, 144A, 7.31%, 5/1/2018, Leverage Factor at purchase date: 2 to 1 (a)	1,875,000	2,279,738
California, General Obligation, Economic Recovery, Series 926, 144A, 6.926%, 7/1/2015, Leverage Factor at purchase date: 2 to 1	2,900,000	3,491,861

		5,771,599
Connecticut 0.2%
Connecticut, State General Obligation, Series 1144, 19.265%, 12/1/2016, Leverage Factor at purchase date: 5 to 1 (a)	1,000,000	1,841,750
District of Columbia 0.8%
District of Columbia, Water & Sewer Revenue, Water & Sewer Authority, Rites:
144A, 8.585%, 10/1/2014, Leverage Factor at purchase date: 2 to 1 (a)	4,220,000	5,573,269
144A, 8.604%, 10/1/2016, Leverage Factor at purchase date: 2 to 1 (a)	1,155,000	1,576,714

		7,149,983
Illinois 0.2%
Illinois, State Toll Highway Authority Revenue, Series R-377, 34.735%, 1/1/2019, Leverage Factor at purchase date: 8 to 1 (a)	500,000	1,268,550
Massachusetts 1.1%
Massachusetts, Electric Revenue, Wholesale Electrical Co. Power Supply, Series 674, 144A, 11.14%, 7/1/2016, Leverage Factor at purchase date: 4 to 1 (a)	5,392,500	7,200,443
Massachusetts, State School Building Authority, Dedicated Sales Tax Revenue, Series 1008, 35.21%, 2/15/2013, Leverage Factor at purchase date: 8 to 1 (a)	675,000	1,757,430

		8,957,873
Michigan 0.3%
Michigan, Municipal Bond Authority Revenue, Series 419, 144A, 38.595%, 4/1/2012, Leverage Factor at purchase date: 10 to 1	500,000	1,254,600
Michigan, State Agency General Obligation Lease, Building Authority, Series B, 144A, 7.607%, 4/15/2009, Leverage Factor at purchase date: 2 to 1	1,145,000	1,358,268

		2,612,868
New Jersey 0.2%
New Jersey, Economic Development Authority Revenue, Series PA-1253, 144A, 20.88%, 9/1/2011, Leverage Factor at purchase date: 6 to 1 (a)	1,015,000	1,892,518

New York 1.0%
New York, Municipal Securities Trust Certificates, Series 7000, Class B, 144A, 7.61%, 11/15/2016, Leverage Factor at purchase date: 2 to 1 (a)	5,000,000	6,053,950
New York, Senior Care Revenue, Dormitory Authority, Series 310, 144A, 8.56%, 2/15/2010, Leverage Factor at purchase date: 2 to 1 (a)	1,890,000	2,481,740

		8,535,690
Pennsylvania 0.2%
Pennsylvania, State General Obligation, Rites-PA 1312, 34.83%, 7/1/2017, Leverage Factor at purchase date: 7 to 1	500,000	1,353,800
Texas 0.5%
Dallas, TX, Airport Revenue, International Airport, Series 350, AMT, 144A, 7.515%, 5/1/2011, Leverage Factor at purchase date: 4 to 1 (a)	3,565,000	4,181,888
Washington 1.3%
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 2, 8.395%, 7/1/2012, Leverage Factor at purchase date: 2 to 1	3,000,000	3,566,250
Washington, Electric Revenue, Rites, 7.337%, 7/1/2015, Leverage Factor at purchase date: 2 to 1	6,250,000	7,295,250

		10,861,500

Total Municipal Inverse Floating Rate Notes (Cost $48,613,544)		54,428,019

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 768,029,538)	98.8	834,357,974
Other Assets and Liabilities, Net	1.2	10,520,952

Net Assets	100.0	844,878,926

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2006.

(a)		Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group	4.6
Financial Guaranty Insurance Company	4.1
Financial Security Assurance, Inc.	6.1
MBIA Corp.	6.6

(b)	Security incorporates a letter of credit from a major bank.
(c)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Security	Acquisition Date	Acquisition Cost ($)	Value ($)	Value as of % of Net Assets
Vermont, Multi-Family Housing Revenue, Housing Finance Agency,
Northgate Project, 144A, AMT, 8.25%, 6/15/2020	12/12/1989	843,716	860,877	0.1

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security

At February 28, 2006, open interest rate swaps were as follows:

Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation/ (Depreciation) ($)
8/23/2006 8/23/2015	9,700,000†	Fixed — 3.78%	Floating — BMA	(14,975)
5/2/2006 11/2/2015	45,700,000††	Fixed — 3.958%	Floating — BMA	(659,121)
6/6/2006 6/6/2016	6,700,000†††	Fixed — 4.437%	Floating — LIBOR	338,540
6/22/2006 6/22/2017	6,850,000††††	Fixed — 4.483%	Floating —LIBOR	339,373
6/13/2006 6/13/2019	6,000,000†	Fixed — 4.574%	Floating — LIBOR	292,298
7/19/2006 7/19/2019	8,000,000†††	Fixed — 4.831%	Floating — LIBOR	192,760
3/28/2006 3/28/2020	5,000,000†	Fixed —5.407%	Floating — LIBOR	(156,692)

Total net unrealized appreciation on open interest rate swaps	332,183

Counterparties:

†	Lehman Brothers, Inc.
††	Goldman Sachs & Co.
†††	Morgan Stanley Co., Inc.

†††† Merrill Lynch, Pierce, Fenner, & Smith, Inc.

BMA: Represents the Bond Market Association

LIBOR: Represents the London InterBank Offered Rate

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Yield Tax Free Fund, a series of DWS Municipal Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Yield Tax Free Fund, a series of DWS Municipal Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 21, 2006